SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]	Leasehold Improvements [Member]
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	2 years
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	8 years	8 years
Waste and Recycling Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years	5 years